Equity (Summary of RSUs and PSUs activity) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of RSUs and PSUs
Unvested outstanding as of December 31, 2018 | shares	1,422,887
Granted | shares	1,613,282
Vested | shares	(309,642)
Forfeited | shares	(363,536)
Unvested outstanding as of December 31, 2019 | shares	2,362,991
Weighted Average Grant Date Fair Value
Unvested outstanding as of December 31, 2018 | $ / shares	$ 20.17
Granted | $ / shares	26.50
Vested | $ / shares	20.50
Forfeited | $ / shares	22.32
Unvested outstanding as of December 31, 2019 | $ / shares	$ 24.10